Equity Method Investments - Summary of Balance Sheet Information for the Company's Equity Method Investments (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets	$ 40,070	$ 18,237	$ 65,863
Total assets	135,497	119,915	163,364
Current liabilities	99,152	55,443	100,300
Total liabilities	265,740	152,728	181,659
LeoStella And X-Bow [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	58,094	64,355	62,208
Non-current assets	6,472	7,468	11,319
Total assets	64,566	71,823	73,527
Current liabilities	53,232	57,040	24,222
Non-current liabilities	1,013	6,589	36,543
Total liabilities	$ 54,245	$ 63,629	$ 60,765